Commitments and contingencies	12 Months Ended
Dec. 31, 2016
Commitments and contingencies
Commitments and contingencies

15. Commitments and contingencies

Operating Leases Commitments

The Group leases office space, sorting hubs and warehouse facilities under non-cancellable operating lease agreements that expire at various dates through December 2032. During the three years ended December 31, 2014, 2015 and 2016, the Group incurred rental expenses amounting to RMB65,892, RMB105,235 and RMB146,780, respectively.

As of December 31, 2016, minimum lease payments under all non-cancellable leases are as follows:

Years ending December 31,
RMB
2017	198,556
2018	158,909
2019	140,287
2020	107,696
2021	92,936
2022 and after	514,173

Total lease commitment	1,212,557

Capital Commitments

The Group’s capital commitments primarily relate to commitments on construction of office building, sorting hubs and warehouse facilities. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB1,477,441 as of December 31, 2016. All of these capital commitments will be fulfilled in the following years based on the construction progress.

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.

The Group has not made adequate contributions to employee benefit plans, including retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits for full time employees as required by applicable PRC laws and regulations, but the Group has recorded accruals for the estimated underpaid amounts in the consolidated financial statements. However, the Group has not made any accruals for the interest on underpayments and penalties that may be imposed by the relevant PRC government authorities in the consolidated financial statements as the Group believes it would be unlikely that the relevant PRC government authorities will impose any significant interests or penalties.